STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS (Parenthetical) - $ / shares	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS
First Quarterly Distribution Paid Per Unit	$ 0.89	$ 0.45	$ 0.55
Second Quarterly Distribution Paid Per Unit	0.21	0.22	0.16
Third Quarterly Distribution Paid Per Unit	0.87	0.94	0.64
Fourth Quarterly Distribution Declared Or Paid Per Unit	$ 0.70	$ 1.39	$ 1.18